Capital Stock	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Equity [Abstract]
Capital Stock

On April 25, 2016, the Company consolidated its share capital on a 250:1 basis. All common shares and per share amounts have been restated to reflect this share consolidation.

The Company has authorized 250,000,000 shares of common stock with a par value of $0.001 per share and 1,000,000 shares of preferred stock with a par value of $0.001 per share.

At November 30, 2017, 730,524,566 shares of common stock were issued and outstanding, and 100,000 shares of preferred stock were issued and outstanding.

Three months ended November 30, 2017

During the three months ended November 30, 2017, the Company issued 6,153,846 common shares pursuant to the exercise of the option attached to outstanding convertible notes.

Year ended August 31, 2017

On September 14, 2016, the Company issued an additional 220,000,000 to Percana to bring their post-consolidation shareholdings to 235,750,000 common shares. The value of these additional shares is $462,000 which is based on fair market value. These shares were issued in connection with the acquisition of certain mining property. (Note 4)

During the year ended August 31, 2017, the Company issued 27,305,206 common shares pursuant to the exercise of the option attached to outstanding convertible notes and 400,000 common shares pursuant to the exercise of the option attached to outstanding related party convertible notes.

During the year ended August 31, 2017, the Company issued 25,000,000 common shares in connection with services rendered. Such services had a fair value of $75,000.

During the year ended August 31, 2017, the Company issued 219,444,444 common shares in connection with director’s compensation. Such services had a fair value of $395,000. Of this amount $323,000 was expensed during the current period and $72,000 reduced an amount due to a related party.

During the year ended August 31, 2017, the Company issued 206,505,000 common shares in connection with paying down $206,505 of debt to a related party.

During the year ended August 31, 2017, the Company issued 3,343,341 common shares in connection with a private placement offering. The common shares were issued at a fair value of $0.03 per share for gross proceeds of $99,700.

NOTE 11 – CAPITAL STOCK (CONTINUED)

Share purchase warrants

As at November 30, 2017, the following share purchase warrants issued in connection with convertible notes were outstanding:

Number of Warrants	Exercise Price	ExpirATION Dates
9,258,535	$0.0052	September 11, 2022
6,091,617	$0.0047	September 22, 2022
5,611,672	$0.0047	October 27, 2022
20,961,824

A summary of the changes in warrants for the period ended November 30, 2017 and year ended August 31, 2017 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance, August 31, 2016 and 2017	—	—	—
Issued	20,961,824	$0.0049	4.82 years
Balance, November 30, 2017	20,961,824		4.82 years

On April 25, 2016, the Company consolidated its share capital on a 250:1 basis. All common shares and per share amounts have been restated to reflect this share consolidation.

The Company has authorized 250,000,000 shares of common stock with a par value of $0.001 per share and 1,000,000 shares of preferred stock with a par value of $0.001 per share.

At May 31, 2017, 686,728,348 shares of common stock were issued and outstanding, and 100,000 shares of preferred stock were issued and outstanding.

Year ended August 31, 2017

On September 14, 2016, the Company issued an additional 220,000,000 to Percana to bring their post-consolidation shareholdings to 235,750,000 common shares. The value of these additional shares is $462,000 which is based on fair market value. These shares were issued in connection with the acquisition of certain mining property. (Note 4)

During the year ended August 31, 2017, the Company issued 27,305,206 common shares pursuant to the exercise of the option attached to outstanding convertible notes and 400,000 common shares pursuant to the exercise of the option attached to outstanding related party convertible notes. (Note 5)

During the year ended August 31, 2017, the Company issued 25,000,000 common shares in connection with services rendered. Such services had a fair value of $75,000.

During the year ended August 31, 2017, the Company issued 219,444,444 common shares in connection with director’s compensation. Such services had a fair value of $395,000. Of this amount $323,000 was expensed during the current period and $72,000 reduced an amount due to a related party.

During the year ended August 31, 2017, the Company issued 206,505,000 common shares in connection with paying down $206,505 of debt to a related party.

NOTE 12 – CAPITAL STOCK – CONTINUED

Year ended August 31, 2017 – Continued

During the year ended August 31, 2017, the Company issued 3,343,341 common shares in connection with a private placement offering. The common shares were issued at a fair value of $0.03 per share for gross proceeds of $99,700.

Year ended August 31, 2016

On April 25, 2016, the Company issued an additional 15,687,000 to Percana to bring their post-consolidation shareholdings back up to 15,750,000 common shares. The value of these additional shares is $15,687. These shares were issued in connection with the acquisition of certain mining property. (Note 4)

During the year ended August 31, 2016, the Company issued 1,862,835 common shares pursuant to the exercise of the option attached to outstanding convertible notes.

During the year ended August 31, 2016, the Company issued 1,286,494 common shares in connection with services rendered. Such services had a fair value of $126,590.

During the year ended August 31, 2016, the Company issued 3,200,000 common shares in connection with paying down $3,200 of debt to two related parties.